Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be required to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on the Plan’s principal or, in the absence of principal, most advantageous market for the specific asset or liability.
GAAP provides for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:
•Level 1 – Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan can access.
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:
–Quoted prices for similar assets or liabilities in active markets;
–Quoted prices for identical or similar assets or liabilities in markets that are not active;
–Inputs other than quoted prices that are observable for the asset or liability; and
–Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3 – Inputs that are unobservable and reflect the Plan’s own estimates about the estimates market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows).
The Plan, in conjunction with the Company, monitors market conditions and evaluates the fair value hierarchy levels at least annually. There were no transfers between levels of the fair value hierarchy during the years presented.
Financial Assets Carried at Fair Value
The following table summarizes the Plan’s financial assets measured at fair value on a recurring basis, categorized by GAAP’s valuation hierarchy (as described above), as of December 31, 2025:

Description (Thousands)	Total	Level 1	Level 2
Money market funds	$77,166	$77,166	$—
Corporate debt instruments	145,940	—	145,940
Common stocks	3,427,888	3,427,888	—
Common/Collective trusts	2,420,759	—	2,420,759
U.S. Government and agency obligations	423,470	—	423,470
Mutual funds	212,084	212,084	—
Self-directed brokerage accounts	265,767	265,767	—
Other investments	147,272	—	147,272
Total assets in the fair value hierarchy	$7,120,346	$3,982,905	$3,137,441
Common/collective trusts measured at net asset value (“NAV”)	2,372,859
Total investments, at fair value	$9,493,205
The following table summarizes the Plan’s financial assets measured at fair value on a recurring basis, categorized by GAAP’s valuation hierarchy (as described above), as of December 31, 2024:

Description (Thousands)	Total	Level 1	Level 2
Money market funds	$45,210	$45,210	$—
Corporate debt instruments	133,447	—	133,447
Common stocks	3,058,448	3,058,448	—
Common/Collective trusts	1,344,724	—	1,344,724
U.S. Government and agency obligations	311,175	—	311,175
Mutual funds	76,274	76,274	—
Self-directed brokerage accounts	215,114	215,114	—
Other investments	154,433	—	154,433
Total assets in the fair value hierarchy	$5,338,825	$3,395,046	$1,943,779
Common/collective trusts measured at NAV	2,798,345
Total investments, at fair value	$8,137,170
Valuation Techniques Used in the Fair Value Measurement of Financial Assets Carried at Fair Value
For the financial assets measured at fair value on a recurring basis (categorized in the valuation hierarchy table above), the Plan applies the following valuation techniques:
Level 1:
Level 1 investments are valued using quoted prices in active markets for identical assets and include common stocks, mutual funds, money market funds and investments held in self-directed brokerage accounts.
Level 2:
Level 2 investments are valued using observable inputs other than quoted market prices and include fixed income securities and certain common/collective trusts. These investments are valued using pricing models, recent trades of similar securities and other valuation methodologies that incorporate observable market data, such as interest rates, yield curves and credit spreads.
Level 3:
The Plan did not hold any Level 3 investments during the years presented.
Investments Measured at NAV:
Certain common/collective trusts are measured at fair value using the NAV per share (or its equivalent) as a practical expedient when the inputs used to determine fair value are not readily observable. These investments are not categorized within the fair value hierarchy. The NAV is determined by the investment managers or trustees and reflects the fair value of the underlying net assets.
The Plan’s policy is to recognize transfers between levels of the fair value hierarchy as of the end of the reporting period, and as of the end of 2025, $830 million of common/collective trust investments previously measured using NAV as a practical expedient were classified within Level 2 of the fair value hierarchy due to the availability of observable market inputs. The change in classification did not have a material impact on the measurement of fair value.
Fair Value of Investments Using NAV as Practical Expedient
The following tables summarize investments measured at fair value based on NAV per share/unit as of December 31, 2025 and 2024, respectively:

	Fair Value as of December 31, 2025 (Thousands)	Fair Value as of December 31, 2024 (Thousands)	Redemption Frequency	Redemption Notice Period
Common/collective trusts(a)	$2,372,859	$2,798,345	As needed	Up to 5 business days(b)
a.Common/collective trusts are invested to gain exposure to broad public indices, including U.S., international developed and emerging market equity securities and fixed income securities.
b.Fund trustees have the discretion to impose a longer notice period for the redemption of all or substantially all of the Plan’s investment in the funds.